UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small Cap Value Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$181,191,852
Cash	91,164
Dividends receivable	270,631
Subscriptions receivable	213,030
Receivable for investments sold	25,056,424

Total assets	206,823,101

LIABILITIES:
Due to investment adviser	227,116
Redemptions payable	358,210
Payable for investments purchased	26,111,558
Variation margin on futures contracts	25,165

Total liabilities	26,722,049

NET ASSETS	$180,101,052

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,947,265
Additional paid-in capital	191,876,766
Net unrealized depreciation on investments and futures contracts	(13,754,875)
Undistributed net investment income	94,487
Accumulated net realized loss on investments and futures contracts	(62,591)

NET ASSETS	$180,101,052

NET ASSET VALUE PER OUTSTANDING SHARE	$9.25
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000

Outstanding	19,472,652

(1) Cost of investments in securities:	$194,838,344

See notes to financial statements.

MAXIM SERIES FUND, INC. MAXIM SMALL-CAP VALUE PORTFOLIO STATEMENT OF OPERATIONS PERIOD FROM MAY 15, 2008 (INCEPTION) TO JUNE 30, 2008 UNAUDITED

INVESTMENT INCOME:
Interest	$58,258
Dividends	444,746

Total income	503,004

EXPENSES:
Management fees	303,574

NET INVESTMENT INCOME	199,430

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(26,966)
Net realized loss on futures contracts	(35,625)
Change in net unrealized depreciation on investments	(13,646,492)
Change in net unrealized depreciation on futures contracts	(108,383)

Net realized and unrealized loss on investments	(13,817,466)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,618,036)

See notes to financial statements.

MAXIM SERIES FUND, INC. MAXIM SMALL-CAP VALUE PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS PERIOD FROM MAY 15, 2008 (INCEPTION) TO JUNE 30, 2008 UNAUDITED

2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$199,430
Net realized loss on investments	(26,966)
Change in net unrealized depreciation on investments	(13,646,492)
Change in net unrealized depreciation on futures contracts	(108,383)

Net decrease in net assets resulting from operations	(13,618,036)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(104,943)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	200,529,294
Reinvestment of distributions	104,943
Redemptions of shares	(6,810,206)

Net increase in net assets resulting from share transactions	193,824,031

Total increase in net assets	180,101,052

NET ASSETS:
Beginning of period	0

End of period (1)	$180,101,052
0
OTHER INFORMATION:

SHARES:
Sold	20,155,492
Issued in reinvestment of distributions	10,774
Redeemed	(693,614)

Net increase	19,472,652

(1) Including undistributed net investment income	$94,487

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE

SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.36%
29,200	Cubic Corp	650,576
		$650,576

AGRICULTURE --- 0.26%
20,000	Fresh Del Monte Produce Inc *	471,400
		$471,400

AIR FREIGHT --- 0.03%
1,000	Atlas Air Worldwide Holdings Inc *	49,460
		$49,460

AIRLINES --- 1.10%
9,100	Continental Airlines Inc *	92,001
57,500	Hawaiian Holdings Inc *	399,625
32,200	Republic Airways Holdings Inc *	278,852
96,600	SkyWest Inc	1,221,990
		$1,992,468

AUTO PARTS & EQUIPMENT --- 1.58%
49,300	ATC Technology Corp *	1,147,704
67,600	Cooper Tire & Rubber Co	529,984
3,000	Hawk Corp *	55,800
19,100	Lear Corp *	270,838
4,100	Midas Inc *	55,350
16,100	Standard Motor Products Inc	131,376
40,200	Superior Industries International Inc	678,576
		$2,869,628

AUTOMOBILES --- 0.03%
20,000	Monaco Coach Corp	60,800
		$60,800

BANKS --- 9.01%
16,100	1st Source Corp	259,210
15,200	Ameris Bancorp	132,240
4,300	Arrow Financial Corp	77,959
10,000	Bancfirst Corp	428,000
13,100	Bank of Granite Corp	93,141
3,900	Camden National Corp	90,792
63,800	Central Pacific Financial Corp	680,108
3,000	Chemical Financial Corp	61,200
18,200	City Bank	156,520
15,200	City Holding Co	619,704
55,400	Community Bank System Inc	1,142,348
17,000	Community Trust Bancorp Inc	446,420
73,500	Corus Bankshares Inc	305,760
6,100	Financial Institutions Inc	97,966
47,300	First BanCorp	299,882
4,100	First Citizens BancShares Inc	571,909
29,300	First Commonwealth Financial Corp	273,369
2,100	First Community Bancshares Inc	59,220
61,400	First Financial Bancorp	564,880
28,200	First Financial Bankshares Inc	1,291,842
9,100	First Financial Corp	278,551
3,000	First Merchants Corp	54,450
8,200	FNB Corp	96,596
28,200	Frontier Financial Corp	240,264
9,100	Great Southern Bancorp Inc	73,892
19,600	Hancock Holding Co	770,084
12,100	Home Bancshares Inc	272,008
16,100	Horizon Financial Corp	100,464
9,100	Imperial Capital Bancorp Inc	52,143
20,000	Independent Bank Corp	476,800
10,000	Integra Bank Corp	78,300
17,000	Lakeland Bancorp Inc	207,060
7,000	Lakeland Financial Corp	133,560
5,200	NBT Bancorp Inc	107,172
10,900	Old National Bancorp	155,434
900	Park National Corp	48,510
9,100	Peoples Bancorp Inc	172,718
10,000	Preferred Bank	51,800
8,100	Royal Bancshares of Pennsylvania Inc	76,221
24,300	S&T Bancorp Inc	706,158
9,100	SCBT Financial Corp	259,896
8,200	Simmons First National Corp	229,354
7,000	Sterling Bancorp NY	83,650
13,700	Sterling Bancshares Inc	124,533
11,900	Suffolk Bancorp	349,622
16,100	Sun Bancorp Inc *	163,415
9,100	SY Bancorp Inc	194,376
29,200	TrustCo Bank Corp NY	216,664
51,400	Trustmark Corp	907,210
10,900	UMB Financial Corp	558,843
7,000	Union Bankshares Corp	104,230
32,300	United Bankshares Inc	741,285
10,000	Washington Trust Bancorp Inc	197,000
21,400	WesBanco Inc	367,010
5,200	West Bancorp Inc	45,240
		$16,346,983

BIOTECHNOLOGY --- 0.64%
900	Bio Rad Labs Inc *	72,801
152,000	Enzon Pharmaceuticals Inc *	1,082,240
		$1,155,041

BROADCAST/MEDIA --- 0.54%
42,200	Carmike Cinemas Inc	247,714
125,200	Emmis Communications Corp *	315,504
55,300	Sinclair Broadcast Group Inc	420,280
		$983,498

BUILDING MATERIALS --- 2.06%
10,000	American Woodmark Corp	211,300
144,600	Comfort Systems USA Inc	1,943,424
10,900	Gibraltar Industries Inc	174,073
38,200	NCI Building Systems Inc *	1,403,086
		$3,731,883

CHEMICALS --- 2.26%
28,200	Ferro Corp	529,032
41,400	Innospec Inc	779,148
3,000	Minerals Technologies Inc	190,770
21,200	OM Group Inc *	695,148
21,400	Spartech Corp	201,802
34,300	Terra Industries Inc	1,692,705
		$4,088,605

COMMUNICATIONS - EQUIPMENT --- 2.08%
32,300	ADC Telecommunications Inc *	477,071
20,000	ADTRAN Inc	476,800
3,000	EMS Technologies Inc *	65,520
148,700	Emulex Corp *	1,732,355
39,300	Extreme Networks Inc *	111,612
3,000	InterDigital Inc *	72,960
16,100	Plantronics Inc	359,352
85,600	UTStarcom Inc *	468,232
		$3,763,902

COMPUTER HARDWARE & SYSTEMS --- 0.97%
41,400	Adaptec Inc *	132,480
69,800	QLogic Corp *	1,018,382
38,200	Rackable Systems Inc *	511,880
31,400	Silicon Storage Technology Inc *	86,978
		$1,749,720

COMPUTER SOFTWARE & SERVICES --- 6.19%
16,100	Actuate Corp *	62,951
2,100	Advent Software *	75,768
73,900	AsiaInfo Holdings Inc *	873,498
73,000	CIBER Inc *	453,330
49,300	CMGI Inc *	522,580
31,400	COMSYS IT Partners Inc *	286,368
45,200	Fair Isaac Co	938,804
5,000	Imergent Inc	59,200
13,100	InterVoice-Brite Inc *	74,670
28,200	Jack Henry & Associates Inc	610,248
9,100	Manhattan Associates Inc *	215,943
38,400	MAXIMUS Inc	1,337,088
10,000	NIC Inc	68,300
7,000	Quest Software Inc *	103,670
105,200	S1 Corp *	796,364
13,100	Sohu.com Inc *	922,764
66,700	SonicWALL Inc *	430,215
63,800	Sybase Inc *	1,876,996
12,100	Sykes Enterprises Inc *	228,206
39,300	TIBCO Software Inc *	300,645
46,600	Unisys Corp *	184,070
65,800	Vignette Corp *	789,600
		$11,211,278

CONGLOMERATES --- 0.49%
5,200	Standex International Corp	107,848
53,300	Tredegar Corp	783,510
		$891,358

CONTAINERS --- 0.04%
9,100	Myers Industries Inc	74,165
		$74,165

COSMETICS & PERSONAL CARE --- 0.34%
3,900	Alberto-Culver Co	102,453
6,000	Omega Protein Corp *	89,700
39,300	Prestige Brands Holdings Inc *	418,938
		$611,091

DISTRIBUTORS --- 0.77%
40,500	Nash Finch Co	1,387,935
		$1,387,935

ELECTRIC COMPANIES --- 2.70%
69,800	Black Hills Corp	2,237,788
3,000	Central Vermont Public Service Corp	58,110
21,400	El Paso Electric Co *	423,720
20,200	Portland General Electric Co	454,904
55,400	UniSource Energy Corp	1,717,954
		$4,892,476

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.05%
25,200	Acuity Brands Inc	1,211,616
6,100	Agilysys Inc	69,174
9,100	Coherent Inc *	271,999
67,400	CTS Corp	677,370
4,000	Excel Technology Inc *	89,280
100,700	GrafTech International Ltd *	2,701,781
8,100	Insight Enterprises Inc *	95,013
80,900	Methode Electronics Inc Class A	845,405
20,000	MTS Systems Corp	717,600
11,100	Multi-Fineline Electronix Inc *	307,137
6,100	Park Electrochemical Corp	148,291
3,000	Plexus Corp *	83,040
124,400	Sanmina-SCI Corp *	159,232
27,200	Stoneridge Inc *	464,032
9,100	TTM Technologies Inc *	120,211
33,100	Woodward Governor Co	1,180,346
		$9,141,527

ELECTRONICS - SEMICONDUCTOR --- 2.62%
92,600	Amkor Technology Inc *	963,966
10,000	AuthenTec Inc *	104,200
15,200	Cymer Inc *	408,576
44,300	Integrated Silicon Solution Inc *	246,308
78,900	Micrel Inc	721,935
17,000	Pericom Semiconductor Corp *	252,280
27,300	PMC-Sierra Inc *	208,845
48,400	Semtech Corp *	680,988
73,500	Silicon Image Inc *	532,875
17,000	Skywork Solutions Inc *	167,790
62,900	TriQuint Semiconductor Inc *	381,174
6,100	Zoran Corp *	71,370
		$4,740,307

FINANCIAL SERVICES --- 1.34%
2,100	Capital Southwest Corp	218,883
56,600	Dime Community Bancshares	934,466
11,100	Doral Financial Corp *	150,294
17,100	Encore Capital Group Inc *	150,993
54,500	MCG Capital Corp	216,910
9,100	Medallion Financial Corp	85,722
9,300	NewStar Financial Inc *	54,963
29,200	PHH Corp *	448,220
9,100	Washington Federal Inc	164,710
		$2,425,161

FOOD & BEVERAGES --- 0.51%
3,000	Coca-Cola Bottling Co Consolidated	110,940
3,900	Farmer Bros Co	82,485
32,300	Imperial Sugar Co	501,619
17,100	Reddy Ice Holdings Inc	233,928
		$928,972

GOLD, METALS & MINING --- 2.60%
95,100	Hecla Mining Co *	880,626
7,000	Schnitzer Steel Industries Inc	802,200
23,200	Sutor Technology Group Ltd *	164,024
139,900	Worthington Industries Inc	2,867,950
		$4,714,800

HEALTH CARE RELATED --- 2.27%
7,200	Capital Senior Living Corp *	54,288
35,300	Centene Corp *	592,687
9,100	Emergency Medical Services Corp *	205,933
40,200	Health Management Associates Inc Class A *	261,702
38,200	Lincare Holdings Inc *	1,084,880
51,300	Nektar Therapeutics *	171,855
28,200	Owens & Minor Inc	1,288,458
17,100	PharMerica Corp *	386,289
4,000	US Physical Therapy Inc *	65,640
		$4,111,732

HOMEBUILDING --- 0.82%
64,800	M/I Homes Inc	1,019,304
138,900	Standard Pacific Corp	469,482
		$1,488,786

HOUSEHOLD GOODS --- 2.01%
123,400	American Greetings Corp	1,522,756
112,100	Blyth Industries Inc	1,348,563
16,100	Helen of Troy Ltd *	259,532
8,200	Hooker Furniture Corp	142,024
36,300	La-Z-Boy Inc	277,695
3,000	WD-40 Co	87,750
		$3,638,320

INSURANCE RELATED --- 6.74%
12,100	Allied World Assurance Co Holdings Ltd	479,402
92,100	American Equity Investment Life Holding Co	750,615
17,000	American Physicians Capital Inc	823,480
14,000	Amerisafe Inc *	223,160
115,700	Aspen Insurance Holdings Ltd	2,738,619
3,900	EMC Insurance Group Inc	93,912
17,000	Endurance Specialty Holdings Ltd	523,430
10,000	FBL Financial Group Inc	198,800
9,100	FPIC Insurance Group Inc *	412,412
16,100	Hilltop Holdings Inc *	165,991
24,200	IPC Holdings Ltd	642,510
80,900	Montpelier Re Holdings Ltd	1,193,275
1,050	National Western Life Insurance Co Class A	229,425
78,300	Platinum Underwriters Holdings Ltd	2,553,363
26,100	Presidential Life Corp	402,462
22,200	Zenith National Insurance Corp	780,552
		$12,211,408

INVESTMENT BANK/BROKERAGE FIRM --- 2.13%
36,300	BGC Partners Inc *	274,065
55,400	GFI Group Inc	499,154
142,600	Knight Capital Group Inc *	2,563,948
45,200	LaBranche & Co Inc *	320,016
12,100	SWS Group Inc	200,981
		$3,858,164

LEISURE & ENTERTAINMENT --- 1.36%
139,900	Callaway Golf Co	1,655,017
3,900	Polaris Industries Inc	157,482
4,000	RC2 Corp *	74,240
80,900	Sturm Ruger & Co Inc *	571,154
		$2,457,893

MACHINERY --- 3.83%
2,100	Cascade Corp	88,872
6,100	Chart Industries Inc *	296,704
19,100	EnPro Industries Inc *	713,194
10,100	Gardner Denver Inc *	573,680
51,400	Mueller Industries Inc	1,655,080
18,100	Robbins & Myers Inc	902,647
33,300	Tecumseh Products Co Class A *	1,091,574
9,100	Titan Machinery Inc *	285,012
19,100	Wabash National Corp	144,396
24,300	Wabtec Corp	1,181,466
		$6,932,625

MANUFACTURING --- 0.19%
30,200	Blount International Inc *	350,622
		$350,622

MEDICAL PRODUCTS --- 1.28%
57,500	Invacare Corp	1,175,300
3,900	Merit Medical Systems Inc *	57,330
18,200	Quidel Corp *	300,664
27,200	Steris Corp	782,272
		$2,315,566

OFFICE EQUIPMENT & SUPPLIES --- 0.23%
34,300	Knoll Inc	416,745
		$416,745

OIL & GAS --- 4.17%
2,100	Clayton Williams Energy Inc *	230,895
53,500	Energy Partners Ltd *	798,220
18,100	GulfMark Offshore Inc *	1,053,058
10,000	HKN Inc *	115,500
3,900	Knightsbridge Tankers Ltd	125,619
52,300	Newpark Resources Inc *	411,078
45,200	PetroQuest Energy Inc *	1,215,880
9,700	Stone Energy Corp *	639,327
85,100	Vaalco Energy Inc *	720,797
21,200	Whiting Petroleum Corp *	2,248,896
		$7,559,270

PAPER & FOREST PRODUCTS --- 0.20%
43,200	Buckeye Technologies Inc *	365,472
		$365,472

PERSONAL LOANS --- 0.11%
30,200	Advance America Cash Advance Centers Inc	153,416
4,200	EZCORP Inc *	53,550
		$206,966

PHARMACEUTICALS --- 0.95%
49,300	Medicis Pharmaceutical Corp Class A	1,024,454
43,500	Noven Pharmaceuticals Inc *	465,015
14,000	Par Pharmaceutical Cos Inc *	227,220
		$1,716,689

POLLUTION CONTROL --- 0.63%
50,300	Tetra Tech Inc *	1,137,786
		$1,137,786

PRINTING & PUBLISHING --- 0.81%
3,900	Bowne & Co Inc	49,725
79,500	Deluxe Corp	1,416,690
		$1,466,415

REAL ESTATE --- 10.60%
17,000	Agree Realty Corp REIT	374,850
8,100	American Capital Agency Corp	134,784
58,300	Anworth Mortgage Asset Corp REIT	379,533
6,100	BRT Realty Trust REIT	73,200
78,500	Capstead Mortgage Corp REIT	851,725
5,300	Care Investment Trust Inc REIT	49,979
22,200	Education Realty Trust Inc REIT	258,630
19,100	Equity One Inc REIT	392,505
6,000	Hatteras Financial Corp REIT	137,940
13,100	Highwoods Properties Inc REIT	411,602
73,500	Inland Real Estate Corp REIT	1,059,870
80,000	Investors Real Estate Trust REIT	763,200
35,200	LTC Properties Inc REIT	899,712
22,200	Mid-America Apartment Communities Inc REIT	1,133,088
24,300	Mission West Properties Inc REIT	266,328
9,100	Monmouth Real Estate Investment Corp REIT	58,240
16,100	National Health Investors Inc REIT	459,011
118,200	National Retail Properties Inc REIT	2,470,380
123,400	Omega Healthcare Investors Inc REIT	2,054,610
7,100	One Liberty Properties Inc REIT	115,801
60,500	Potlatch Corp REIT	2,729,760
8,200	PS Business Parks Inc REIT	423,120
25,200	Saul Centers Inc REIT	1,184,148
123,400	Senior Housing Properties Trust REIT	2,410,002
9,100	Urstadt Biddle Properties Inc REIT	133,406
		$19,225,424

RESTAURANTS --- 0.52%
12,100	AFC Enterprises Inc *	96,679
31,400	CBRL Group Inc	769,614
27,300	Denny's Corp *	77,532
		$943,825

RETAIL --- 3.85%
38,400	Aeropostale Inc *	1,203,072
40,900	Barnes & Noble Inc	1,015,956
86,600	Big Lots Inc *	2,705,384
7,000	Books-A-Million Inc	53,620
10,100	Genesco Inc *	311,787
5,000	Jo-Ann Stores Inc *	115,150
2,100	Lululemon Athletica Inc *	61,026
44,300	Systemax Inc	781,895
63,400	Talbots Inc	734,806
		$6,982,696

SAVINGS & LOANS --- 1.16%
10,100	BankFinancial Corp	131,401
3,000	Berkshire Hills Bancorp Inc	70,950
7,100	ESSA Bancorp Inc	88,892
10,000	First Financial Holdings Inc	171,800
49,300	First Niagara Financial Group Inc	633,998
10,000	First Place Financial Corp	94,000
10,100	OceanFirst Financial Corp	182,305
15,600	Oritani Financial Corp *	249,600
10,900	WSFS Financial Corp	486,140
		$2,109,086

SHOES --- 0.19%
900	Deckers Outdoor Corp *	125,280
27,900	Heelys Inc *	113,274
3,900	Wolverine World Wide Inc	104,013
		$342,567

SPECIALIZED SERVICES --- 3.05%
51,300	Albany Molecular Research Inc *	680,751
13,100	AMN Healthcare Services Inc *	221,652
3,900	Career Education Corp *	56,979
16,100	CBIZ Inc *	127,995
3,000	CDI Corp	76,320
147,800	CSG Systems International Inc *	1,628,756
18,200	Diamond Management & Technology Consultants Inc	94,822
14,100	Global Cash Access Holdings Inc *	96,726
20,000	Hackett Group Inc *	114,800
12,100	Heidrick & Struggles International Inc	334,444
5,000	ICF International Inc *	83,100
6,000	PRG-Schultz International Inc *	56,460
74,800	Spherion Corp *	345,576
9,100	Standard Parking Corp *	165,620
19,100	TNS Inc *	457,636
73,900	TrueBlue Inc *	976,219
		$5,517,856

TELEPHONE & TELECOMMUNICATIONS --- 2.27%
5,000	Anaren Microwave Inc *	52,850
237,500	Cincinnati Bell Inc *	945,250
49,300	IDT Corp	83,810
34,300	Iowa Telecommunications Services Inc	604,023
78,900	Premiere Global Services Inc *	1,150,362
18,200	Shenandoah Telecommunications Co	236,964
40,500	Sycamore Networks Inc *	130,410
121,300	USA Mobility Inc	915,815
		$4,119,484

TEXTILES --- 0.15%
2,100	Cherokee Inc	42,315
16,100	Fuqi International Inc *	141,036
7,100	Maidenform Brands Inc *	95,850
		$279,201

TOBACCO --- 0.48%
26,200	Alliance One International Inc *	133,882
16,100	Universal Corp	728,042
		$861,924

TRANSPORTATION --- 0.95%
49,300	General Maritime Corp	1,280,814
20,200	Pacer International Inc	434,502
		$1,715,316

UTILITIES --- 3.04%
30,200	Avista Corp	648,092
2,100	Chesapeake Utilities Corp	54,012
77,700	NICOR Inc	3,309,243
17,000	Northwest Natural Gas Co	786,420
12,100	Piedmont Natural Gas Co Inc	316,536
3,900	Southwest Gas Corp	115,947
9,100	Vectren Corp	284,011
		$5,514,261

WATER --- 0.04%
3,900	Middlesex Water Co	64,701
		$64,701

TOTAL COMMON STOCK --- 97.60%		$176,843,834
(Cost $190,490,326)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,875,000	Fannie Mae	3,875,000
	2.050% July 1, 2008
475,000	United States of America	473,018
	1.940% September 18, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.40%		$4,348,018
(Cost $4,348,018)

TOTAL MAXIM SMALL-CAP VALUE --- 100%		$181,191,852
(Cost $194,838,344)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Small-Cap Value Portfolio June 30, 2008 Unaudited

Sector	Value ($)	% of Portfolio Investments
Communications	8,866,884	4.89%
Consumer Products & Services	26,332,424	14.53%
Financial Services	56,383,192	31.13%
Health Care Related	9,299,028	5.13%
Industrial Products & Services	18,198,846	10.04%
Natural Resources	13,110,942	7.24%
Technology	27,493,408	15.17%
Transportation	6,687,672	3.69%
Utilities	10,471,438	5.78%
Short-Term Investments	4,348,018	2.40%
	$181,191,852	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 15, 2008 (inception) to June 30, 2008

Maxim Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 15, 2008. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$176,843,834	$		$		$176,843,834
Short-Term Investments	3,875,000		473,018			4,348,018
Total	$180,718,834		$473,018		$-	$181,191,852

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $216,675,104 and $26,122,337, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $872,059 and $0, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $194,838,344. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,217,951 and gross depreciation of securities in which there was an excess of tax cost over value of $16,864,443 resulting in net depreciation of $13,646,492.

5.	FUTURES CONTRACTS

As of June 30, 2008, the Portfolio had 7 open Russell 2000 long futures contracts. The contracts expire in September 2008 and the Portfolio has recorded unrealized depreciation of $108,383.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1) Not required in filing.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008